Organization and Business Background - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended
	Jun. 29, 2020 HKD ($)	Nov. 20, 2019 HKD ($)	Apr. 20, 2018 HKD ($)	Nov. 14, 2015 CNY (¥)	Nov. 14, 2015 USD ($)	Sep. 25, 2013 USD ($)	Nov. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 29, 2024 HKD ($)	Dec. 31, 2023 $ / shares shares	Nov. 15, 2019 HKD ($)	Apr. 30, 2011 shares	Sep. 13, 2010 shares	Aug. 06, 2010 $ / shares shares
Organization And Business Background
Ordinary share, par value (in dollars per share) | $ / shares								$ 0.001		$ 0.001
Ordinary share, shares issued | shares								12,938,128		12,938,128
Allied Sun Corporation Limited
Organization And Business Background
Negative net worth	$ 1,600
Proceeds received from disposal of subsidiary	$ 27,000
Plastec International Holdings Limited
Organization And Business Background
Consideration for disposal			$ 70,000
Amounts due from former subsidiary disposed of			$ 258,910,000
Unaffiliated third party
Organization And Business Background
Consideration for disposal											$ 47,965,000
Amounts due from former subsidiary disposed of		$ 112,035,000
Sun Line Industrial Limited
Organization And Business Background
Consideration for disposal									$ 4,650,000
Discontinued operation, Assets (Liabilities), Net									4,650,000
Sun Line Industrial Limited | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Organization And Business Background
Consideration for disposal									4,650,000
Discontinued operation, Assets (Liabilities), Net									$ 4,650,000
Hong Kong subsidiary
Organization And Business Background
Aggregate purchase price				¥ 1,250,000,000	$ 195,312,500
Repurchase Program 2013
Organization And Business Background
Stock repurchase program, remaining authorized repurchase amount								$ 1,431,918
Merger Agreement
Organization And Business Background
Common stock shares receivable pursuant to merger | shares														16,948,053
Ordinary share, par value (in dollars per share) | $ / shares														$ 0.001
Amended and Restated Merger Agreement
Organization And Business Background
Total number of common stock shares received pursuant to merger | shares													16,778,571
Common stock shares received on closing of merger | shares													7,054,583
Remaining common stock issued | shares													9,723,988
Remaining common stock issued year one | shares													(2,944,767)
Remaining common stock issued year two | shares													3,389,610
Remaining common stock issued year three | shares													3,389,611
Ordinary share, shares issued | shares												7,486,845
Conversion of stock, shares converted | shares							2,615,732
Average conversion of stock shares converted price per share | $ / shares							$ 10.3
Amended and Restated Merger Agreement | Repurchase Program 2011
Organization And Business Background
Share redeemed and cancelled							$ 5,000
Amended and Restated Merger Agreement | Repurchase Program 2013
Organization And Business Background
Share redeemed and cancelled						$ 5,000